Federated Hermes Equity Income Fund, Inc.
Portfolio of Investments
February 28, 2025 (unaudited)
Shares			Value
		COMMON STOCKS—96.7%
		Communication Services—3.9%
35,076		Alphabet, Inc., Class A	$ 5,972,741
431,242		AT&T, Inc.	11,820,343
154,825		Deutsche Telekom AG, Class REG	5,591,141
55,969		Walt Disney Co.	6,369,272
		TOTAL	29,753,497
		Consumer Discretionary—3.9%
130,478		General Motors Co.	6,410,384
20,250		Lowe’s Cos., Inc.	5,034,960
22,025		McDonald’s Corp.	6,790,968
51,800		Nike, Inc., Class B	4,114,474
199,425	[1]	PENN Entertaintment, Inc.	4,289,632
26,025		Whirlpool Corp.	2,649,085
		TOTAL	29,289,503
		Consumer Staples—6.6%
84,025		Procter & Gamble Co.	14,606,906
276,101		The Coca-Cola Co.	19,661,152
161,980		WalMart, Inc.	15,972,848
		TOTAL	50,240,906
		Energy—6.7%
64,090		Chevron Corp.	10,165,956
74,103		ConocoPhillips	7,347,312
162,359		Exxon Mobil Corp.	18,075,427
99,775		Schlumberger Ltd.	4,156,627
27,250		Valero Energy Corp.	3,562,393
123,200		Williams Cos., Inc.	7,167,776
		TOTAL	50,475,491
		Financials—27.6%
58,995		Allstate Corp.	11,748,854
27,800		Assurant, Inc.	5,779,342
533,625		Bank of America Corp.	24,600,113
46,623	[1]	Berkshire Hathaway, Inc., Class B	23,956,296
386,125		Citizens Financial Group, Inc.	17,672,941
77,664		Global Payments, Inc.	8,176,466
11,450		Goldman Sachs Group, Inc.	7,125,221
85,225		Intercontinental Exchange, Inc.	14,763,527
70,516		JPMorgan Chase & Co.	18,662,059
148,400		KKR & Co., Inc.	20,121,556
25,400		S&P Global, Inc.	13,556,996
31,800		UMB Financial Corp.	3,508,494
242,575		Wells Fargo & Co.	18,998,474
57,525		Willis Towers Watson PLC	19,538,366
		TOTAL	208,208,705
		Health Care—17.8%
68,125		Abbott Laboratories	9,401,931
38,725		AbbVie, Inc.	8,094,687
133,875		AstraZeneca PLC	20,272,756
357,562	[1]	Avantor, Inc.	5,971,286

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
69,800	[1]	Boston Scientific Corp.	$ 7,244,542
16,378		Danaher Corp.	3,402,693
66,900	[1]	IQVIA Holdings, Inc.	12,630,720
53,250		Johnson & Johnson	8,787,315
24,712		McKesson Corp.	15,822,105
199,292		Medtronic PLC	18,338,850
78,794		Merck & Co., Inc.	7,268,747
165,780		Pfizer, Inc.	4,381,565
24,821	[1]	Tenet Healthcare Corp.	3,142,090
20,928		UnitedHealth Group, Inc.	9,939,963
		TOTAL	134,699,250
		Industrials—9.5%
31,050	[1]	Boeing Co.	5,422,261
20,750	[1]	Builders Firstsource, Inc.	2,884,043
83,050		Delta Air Lines, Inc.	4,992,966
55,350		GE Aerospace	11,456,343
15,275	[1]	GE Vernova, Inc.	5,119,875
110,775		Knight-Swift Transportation Holdings, Inc.	5,587,491
18,050		Parker-Hannifin Corp.	12,066,605
39,400		Regal Rexnord Corp.	5,098,360
143,275		RTX Corp.	19,054,142
		TOTAL	71,682,086
		Information Technology—7.8%
84,900	[1]	Advanced Micro Devices, Inc.	8,478,114
125,925		Cisco Systems, Inc.	8,073,052
172,550		Dell Technologies, Inc.	17,731,238
14,625		IBM Corp.	3,691,935
106,475		Intel Corp.	2,526,652
43,175		Micron Technology, Inc.	4,042,475
25,374		Microsoft Corp.	10,073,224
30,115		TD SYNNEX Corp.	4,140,511
		TOTAL	58,757,201
		Materials—3.9%
120,400		FMC Corp.	4,442,760
109,103		Freeport-McMoRan, Inc.	4,026,992
36,719		Linde PLC	17,149,609
14,690		Vulcan Materials Co.	3,632,984
		TOTAL	29,252,345
		Real Estate—3.3%
21,274		American Tower Corp.	4,374,360
210,550		Brixmor Property Group, Inc.	5,886,978
7,150		Equinix, Inc.	6,468,033
66,078		ProLogis, Inc.	8,188,386
		TOTAL	24,917,757
		Utilities—5.7%
388,639		CenterPoint Energy, Inc.	13,361,409
16,375		Constellation Energy Corp.	4,102,674
449,675		PPL Corp.	15,833,057
113,050		Southern Co.	10,150,759
		TOTAL	43,447,899
		TOTAL COMMON STOCKS (IDENTIFIED COST $578,696,827)	730,724,640

Shares		Value
	INVESTMENT COMPANY—3.2%
24,289,253	Federated Hermes Government Obligations Fund, Premier Shares, 4.26%[2] (IDENTIFIED COST $24,289,253)	24,289,253
	TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $602,986,080)	755,013,893
	OTHER ASSETS AND LIABILITIES - NET—0.1%[3]	696,978
	NET ASSETS—100%	$755,710,871
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended February 28, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 11/30/2024	$16,179,058
Purchases at Cost	$46,537,356
Proceeds from Sales	$(38,427,161)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 2/28/2025	$24,289,253
Shares Held as of 2/28/2025	24,289,253
Dividend Income	$172,673

1	Non-income-producing security.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at February 28, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Federated Equity Management Company of Pennsylvania (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Directors (the “Directors”) have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions),transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality,coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$645,677,291	$—	$—	$645,677,291
International	59,183,452	25,863,897	—	85,047,349
Investment Company	24,289,253	—	—	24,289,253
TOTAL SECURITIES	$729,149,996	$25,863,897	$—	$755,013,893